OTHER BORROWINGS	12 Months Ended
Jun. 30, 2015
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS

14.            OTHER BORROWINGS

Other borrowings include securities sold under agreements to repurchase with securities brokers (“repurchase agreements”).  These borrowings generally mature within 1 to 90 days from the transaction date and require a collateral pledge.  Securities sold under agreements to repurchase are stated at the amount of cash received in connection with the transaction. We monitor collateral levels on a continuous basis. We may be required to provide additional collateral based on the fair value of the underlying securities. Securities pledged as collateral under repurchase agreements are maintained with our safekeeping agents.

The following table presents information regarding other borrowings as of June 30:

OTHER SHORT-TERM BORROWINGS
	2015	2014
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	1,378	4,350
Maximum month-end balance during the year	9,464	15,698
Average interest rate during the year	0.36%	0.25%
Weighted-average rate at year-end	-%	-%